SIGNIFICANT TRANSACTIONS	3 Months Ended
Mar. 31, 2022
Significant Transactions
SIGNIFICANT TRANSACTIONS

NOTE 3 - SIGNIFICANT TRANSACTIONS

A.	Exchange of warrants

On March 10, 2022 the Company and Leonite Capital LLC (the “Investor”) entered into an Agreement pursuant to which, the Company agreed to issue the Investor 16,000,000 ordinary shares of the Company as full conversion of all Investor’s outstanding warrants. On March 17, 2022, the Company issued 16,000,000 ordinary shares of the Company pursuant to the agreement.

B.	Revolving Line of Credit Agreement

On March 14, 2022, the Company and Testing 123, LLC (the “Lender”) signed a Revolving Line of Credit Agreement, pursuant to which the Lender will provide the Company with a credit facility of up to $1,250 bearing a monthly interest of 5% calculated for a minimum period of 60 days. The Company may request advances under the agreement from the date of the agreement and until March 14, 2023. The Maturity date of each draw will be the earlier of (i) 60 days from the date of the loan, (ii) the occurrence of an event of default as defined in the agreement and (iii) with respect to funds received by Borrower through collections on receivables included in a Receivables Pool, as defined in the agreement, 3 days after such funds have been received by the escrow account agent or the Company.

In additional to the above the Company agreed to issue the Lender shares, equal to a 10% ownership stake in Provista. In the event that additional shares of Provista are issued, the Company committed to issue the Lender additional shares such that his stake in Provista shall not be below 10%.

As of March 31, 2022, the Company utilized $999 out of the credit facility.

The Company has estimated the portion of the 10% shares of Provista at $740 and recorded $598 as interest expenses, and $142 as prepaid interest expenses under Other Current Assets.

C.	Issuance of Ordinary Shares

1.	On January 13, 2022, the Company issued 1,500,000 ordinary shares, valued at $711, to a service provider of which 1,250,000 ordinary shares were issued in exchange of previous commitment to issue a fixed number of shares .

2.	During the period of three months ended March 31, 2022, Principal Amount and unpaid Interest in total amount of $613 (valued at $3,266) have been converted into 97,611,464 ordinary shares .

3.	On February 4, 2022 and March 10, 2022, the Company issued total of 49,620,690 ordinary shares, valued at $1,804.

D.	Settlement Agreement with Toledo Advisors LLC

On April 7, 2022, the Company and Toledo Advisors LLC (“Toledo”) signed a Settlement Agreement pursuant to which upon execution of the agreement the Company shall pay Toledo $130 and shall issue to Toledo $200 worth of ordinary shares. Upon delivery of the cash payment and shares the parties shall file and discontinue the compliant file by Toledo on January 7, 2022 and Toledo irrevocably and unconditionally, shall release and discharge the Company from its June 19, 2020 financing agreement and July 28, 2020 Royalty Agreement. The financial statements as of March 31, 2022, includes an income of $153 as a result of the cancelation of prior agreements.